Error Corrections Consolidated Statement of Income Impact (Detail) (USD $)	12 Months Ended
Jun. 29, 2013
Continuing Operations
Error effect on income before tax	$ 9.5
Error effect income from continuing operations attributable to Hillshire	8.3
Error effect net income (loss)	$ 11.0